General, Administrative and Other Operating Expenses: Schedule of General, administrative and other operating expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Personnel and social contributions	$ 363,906		$ 303,911		$ 221,976
Office expenses	55,311		47,197		40,272
Audit and consulting services	29,330		26,430		35,990
Depreciation, GAO expenses	23,257		24,262		22,789
Social expenses	48,487		24,190		22,743
Consumables	23,393		14,410		12,397
Mitigation of accidents consequences	17,786		3,685		1,293
Banking charges and services	17,271		13,891		10,843
Business trips	10,704		9,320		5,518
Rent	12,520		7,776		5,169
Contributions to Mechel Fund	8,915
Obligation for stream mitigation	8,364		51
Insurance	8,025		7,077		3,481
Expense for Disposals of property, plant and equipment	(7,428)		783		2,865
Other miscellaneous general, administrative and operating expenses	28,601		30,106		4,141
General and Administrative Expense	$ 648,442	[1]	$ 513,089	[1]	$ 389,477	[1]

[1]	See Note 21